Financial Assets and Financial Liabilities - Summary of Effect of Changes in Foreign Exchange Rates (Details) - Currency Risk € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
+5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on loss before tax	€ (32,491)	€ (10,186)
Effect on pre-tax equity	(32,681)	(10,186)
-5%
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Effect on loss before tax	35,911	11,259
Effect on pre-tax equity	€ 36,121	€ 11,259
United States | USD
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Closing rate	1.2271	1.1234
Average rate	1.1422	1.1195